Trade and Other Payables (Details) - Schedule of Trade and Other Payables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Trade and Other Payables [Abstract]
Trade payables	RM 1,699,707	$ 360,321	RM 2,326,371
Accruals	2,783,291	590,031	6,901,199
Sundry payables	16,543,862	3,507,136	2,592,465
Advance from a director - subsidiaries			7,563,894
Total	RM 21,026,860	$ 4,457,488	RM 19,383,929	$ 4,223,722